UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value
CONSUMER DISCRETIONARY — 9.5%
Charter Communications, Cl A *	8,000	$1,496,480
Comcast, Cl A	10,900	629,584
Liberty Global, Cl A *	34,000	1,772,760
Time Warner Cable	15,000	2,332,800

		6,231,624

ELECTRIC UTILITIES — 15.7%
Eversource Energy	46,840	2,283,918
ITC Holdings	62,000	2,232,000
NextEra Energy	26,000	2,624,180
NextEra Energy LP (A)	6,000	254,220
TerraForm Power, Cl A	30,000	1,185,900
Westar Energy, Cl A	46,000	1,731,900

		10,312,118

ENERGY — 23.6%
Chevron	19,000	2,110,140
Enbridge	32,400	1,695,492
EOG Resources	26,000	2,572,700
Kinder Morgan	32,000	1,374,400
Pioneer Natural Resources	17,000	2,937,260
Range Resources	28,000	1,779,680
Schlumberger	14,500	1,371,845
Williams Companies	32,500	1,663,675

		15,505,192

FINANCIALS — 6.1%
American Tower, Cl A REIT	23,200	2,193,096
Crown Castle International REIT	22,000	1,837,660

		4,030,756

GAS — 2.5%
ONE Gas	39,000	1,636,830

INDUSTRIALS — 3.3%
Union Pacific	20,500	2,177,715

INFORMATION TECHNOLOGY — 1.4%
First Solar *	16,000	954,720

MULTI-UTILITIES — 17.8%
CMS Energy	69,000	2,341,170
DTE Energy	30,650	2,440,660
National Grid PLC ADR	33,000	2,225,190
NiSource	49,700	2,157,974

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — continued
Sempra Energy	24,000	$2,548,080

		11,713,074

TELECOMMUNICATION SERVICES — 8.4%
BCE	30,700	1,354,177
Cogent Communications Holdings	37,000	1,294,630
Level 3 Communications *	24,000	1,342,560
SBA Communications, Cl A *	13,000	1,505,660

		5,497,027

WATER UTILITIES — 7.3%
American Water Works	57,300	3,123,996
Aqua America	62,000	1,662,840

		4,786,836

TOTAL COMMON STOCK (Cost $51,551,971)		62,845,892

SHORT-TERM INVESTMENT (B) — 4.9%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $3,250,346)	3,250,346	3,250,346

TOTAL INVESTMENTS— 100.5% (Cost $54,802,317) †		$66,096,238

Percentages are based on Net Assets of $65,741,298.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $54,802,317, and the unrealized appreciation and depreciation were $11,826,051 and $(532,130), respectively.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $254,220 or 0.4% of net assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015